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Calamos Antetokounmpo Sustainable Equities Fund
Calamos Antetokounmpo Sustainable Equities Fund
Investment Objective
Calamos Antetokounmpo Sustainable Equities Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. More information about discounts is available from your financial professional and under “Fund Facts — What classes of shares does the Fund offer?” on page 14 of the Fund’s prospectus, in the Appendix to this prospectus and “Share Classes and Pricing of Shares” on page 25 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Calamos Antetokounmpo Sustainable Equities Fund	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Calamos Antetokounmpo Sustainable Equities Fund		Class A	Class C	Class I	Class R6
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service Fees (12b-1)		0.25%	1.00%	none	none
Other Expenses	[1]	0.61%	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses		1.71%	2.46%	1.46%	1.46%
Expense Reimbursement	[2]	(0.36%)	(0.36%)	(0.36%)	(0.36%)
Total Annual Fund Operating Expenses After Reimbursement		1.35%	2.10%	1.10%	1.10%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through April 30, 2026 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares, Class C shares and Class I shares are limited to 1.35%, 2.10% and 1.10% of average net assets, respectively. The Fund’s investment advisor has contractually agreed to limit the Fund’s annual ordinary operating expenses through April 30, 2026 for Class R6 shares (as a percentage of average net assets) to 1.10% less the Fund’s annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund’s other share classes divided by the aggregate average annual net assets of the Fund’s other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses, if any. Calamos Antetokounmpo Asset Management LLC (“CGAM”) may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CGAM and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through April 30, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example - Calamos Antetokounmpo Sustainable Equities Fund - USD ($)	One Year	Three Years
Class A	606	882
Class C	313	658
Class I	112	350
Class R6	112	350

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example No Redemption - Calamos Antetokounmpo Sustainable Equities Fund - USD ($)	One Year	Three Years
Class A	606	882
Class C	213	658
Class I	112	350
Class R6	112	350

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate.

Principal Investment Strategies

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of Calamos Advisors LLC (“Calamos Advisors” or the “Subadviser”), have above average growth potential and meet the environmental, social and governance (“ESG”) criteria set out below. The Fund may invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), which are securities representing equity ownership in foreign issuers. The Fund may invest in companies of any size and seeks diversification by economic sector.

Calamos Advisors employs an integrated, fundamental, and proprietary ESG screening process to evaluate and select what the team deems are high-quality ESG-adherent growth opportunities. Calamos Advisors believes a portfolio of equities issued by high-quality growth companies characterized by a history of producing consistent returns above the cost of capital with sustainable competitive advantages is the best way to achieve steady, strong, enduring relative returns. Calamos Advisors believes that companies with strong ESG characteristics (as further described below) are better equipped to adapt to change, to evolve, and to avoid unnecessary liabilities (which could include, for example, litigation costs), which means that investment in such companies has the potential to contribute to investor return and risk reduction. Calamos Advisors believes that integrating this ESG analysis with traditional financial analysis produces better financial and societal results.

The team utilizes a proprietary ESG rating system, considering both quantitative and qualitative factors, to identify responsible, engaged companies (companies that demonstrate awareness and action surrounding the material ESG issues facing their businesses and industries). Calamos Advisors believes that a company’s understanding of ESG principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value for a company. The team considers a company’s position on various factors such as ecological limits, environmental stewardship, environmental strategies, stance on human rights and equality, societal impact as well as its corporate governance practices. The team conducts fundamental research to find companies with attractive ESG and financial attributes. In conducting fundamental research, Calamos Advisors combines traditional investment information with its proprietary three-pronged ESG process to identify investments which it believes promote certain environmental and/or social characteristics. Calamos Advisors believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging ESG risks and opportunities. The three-pronged ESG process consists of: 1) exclusionary screens; 2) materiality assessments and 3) environmental and social impact scoring.

Calamos Advisors utilizes a range of data sources as part of its proprietary ESG ratings system. These data sources may include: corporate disclosures, third party research providers (e.g., ISS ESG, MSCI ESG, Bloomberg, etc.), non-governmental organizations (“NGOs”) and non-profits (e.g., Greenpeace, Friends of Earth, etc.), academic publications, news services and memberships. While the team may utilize the underlying data which supports a third party’s ESG rating of an issuer, the team does not rely on any ESG ratings of third-party research providers. Calamos Advisors employs its proprietary ESG ratings system for both initial company recommendations and ongoing monitoring of investments.

Calamos Advisors may sell an investment in cases of valuation adjustments, availability of more attractive alternatives, or breakdowns in financial fundamentals or ESG performance.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Funds’ investment objective of long-term capital appreciation or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in order of importance, with the most significant risks appearing first. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Portfolio Selection Risk — The value of your investment may decrease if the judgment of Calamos Advisors about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Large-Capitalization Investing Risk — Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Fund may underperform the broader market or experience greater volatility.

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•  Sustainability (ESG) Policy Risk — The Fund’s ESG policy could cause it to perform differently compared to similar funds that do not have such a policy. The application of the social and environmental standards of Calamos Advisors may affect the Fund’s exposure to certain issuers, industries, sectors, and factors that may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor. In executing the Fund’s investment strategy, Calamos Advisors has developed a proprietary ESG rating system that relies in part on ESG related data provided by third parties. There is no assurance that third-party ESG data sources will always be available or that such data will be accurate.

•   Key-Person Dependence Risk: The Adviser is jointly owned and controlled by Calamos Advisors LLC and, indirectly, by Giannis Sina Ugo Antetokounmpo, a well-known professional athlete. Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in Mr. Antetokounmpo no longer being associated or involved with the Adviser. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.

Fund Performance

The Fund had not commenced operations as of the date of this prospectus. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: https://www.calamos.com/funds/mutual/. Past performance (before and after taxes) is not an indication of future performance.